INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENT PROPERTIES
Schedule of investment property summary

As at December 31,	2017	2016

Income-Producing Properties	$2,714,684	$2,646,292
Land Held For Development	18,884	6,803

	$2,733,568	$2,653,095

Schedule of changes in investment properties

Years ended December 31,	2017			2016

	Income- Producing Properties	Properties and Land Under Development	Land Held For Development	Income- Producing Properties	Properties and Land Under Development	Land Held For Development

Balance, beginning of year	$2,646,292	$—	$6,803	$2,576,562	$8,651	$7,173
Additions
— Capital expenditures:
Maintenance or improvements	21,065	—	—	2,089	—	—
Developments or expansions	72,774	—	—	8,224	5,826	—
— Acquisition (note 3)	154,726	—	—	—	—	—
— Transfer to land held for development	(12,076)	—	12,076	—	—	—
— Completed projects	—	—	—	13,685	(13,685)	—
— Leasing commissions	3,573	—	—	2,058	—	—
— Tenant incentives	803	—	—	1,458	—	—
Fair value gains, net	212,106	—	—	175,924	—	—
Foreign currency translation, net	12,800	—	5	(89,096)	(792)	(370)
Disposals	—	—	—	(42,014)	—	—
Amortization of straight-line rent	(1,101)	—	—	371	—	—
Amortization of tenant incentives	(5,410)	—	—	(5,229)	—	—
Other changes	585	—	—	2,260	—	—
Classified as assets held for sale (note 5)	(391,453)	—	—	—	—	—

Balance, end of year	$2,714,684	$—	$18,884	$2,646,292	$—	$6,803

Schedule of the key valuation metrics for income-producing properties by country

As at December 31,	2017(1)			2016

	Maximum	Minimum	Weighted average(2)	Maximum	Minimum	Weighted average(2)

Canada
Discount rate	8.25%	6.50%	6.84%	8.25%	6.50%	7.17%
Terminal capitalization rate	8.00%	5.75%	6.17%	8.00%	5.75%	6.68%
United States
Discount rate	11.00%	6.25%	7.68%	10.75%	6.25%	7.88%
Terminal capitalization rate	10.75%	5.75%	7.30%	11.25%	5.75%	7.69%
Germany
Discount rate	9.00%	6.50%	7.89%	9.00%	7.00%	8.03%
Terminal capitalization rate	9.50%	5.75%	7.91%	9.50%	5.75%	8.06%
Austria
Discount rate	10.00%	7.75%	8.05%	9.00%	8.00%	8.33%
Terminal capitalization rate	9.50%	8.25%	8.53%	9.50%	8.50%	8.83%
Netherlands
Discount rate	7.00%	6.25%	6.62%	7.50%	6.85%	7.09%
Terminal capitalization rate	7.30%	7.05%	7.17%	7.30%	7.15%	7.23%
Other
Discount rate	9.85%	7.25%	8.62%	10.00%	9.00%	9.69%
Terminal capitalization rate	10.00%	6.75%	8.39%	10.50%	7.35%	9.79%
Total
Discount rate	11.00%	6.25%	7.59%	10.75%	6.25%	7.80%
Terminal capitalization rate	10.75%	5.75%	7.48%	11.25%	5.75%	7.74%

(1)	Excludes properties held for sale (note 5).
(2)	Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of investment properties to changes in either the discount rate or terminal capitalization rate

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value

+50 basis points	$2,640,364	$(93,204)	$2,648,843	$(84,725)
+25 basis points	2,686,415	(47,153)	2,690,533	(43,035)
Base rate	2,733,568	—	2,733,568	—
–25 basis points	2,781,853	48,285	2,783,184	49,616
–50 basis points	2,831,301	97,733	2,834,883	101,315

Schedule of minimum rental commitments payable on non-cancellable operating leases
Not later than 1 year	$202,293
Later than 1 year and not later than 5 years	655,288
Later than 5 years	538,202

$1,395,783